FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2013 and 2014.

(in US$ thousands)	2013		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$58,801	$58,801	$50,640	$50,640
Marketable securities - current	21,460	21,460	29,340	29,340
Accounts receivable	2,027	2,027	1,298	1,298
Restricted cash	—	—	8,991	8,991
Marketable debt securities - noncurrent	6,048	6,048	4,744	4,744
Refundable deposits	306	306	302	302

Financial liabilities
Short-term borrowings	4,361	4,361	18,641	18,641
Accounts payable	1,178	1,178	771	771
Accrued compensation	380	380	796	796
Accrued expenses	2,617	2,617	3,465	3,465

Fair Value, Valuation Technique and Unobservable Inputs for Level 3 Measurements

The table below presents the ranges of significant unobservable inputs used to value our Company’s level 3 financial instruments. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial instrument. These inputs are not representative of the inputs that could have been used in the valuation of any one financial instrument. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of our level 3 financial instruments.

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2014
Debt securities – Preferred shares with redemption rights	• Price/Sales per share ratio for selective comparable companies • Discount for lack of marketability	• 2.0 times ~ 14.0 times • 25%

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2013
Debt securities – Preferred shares with redemption rights	• Price/Sales per share ratio for selective comparable companies • Discount for lack of marketability	• 2.5 times ~ 5.9 times • 25%

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2013 and 2014, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt and Equity Securities
	2013	2014
Balance at beginning of year	$4,292	$3,939
Total gains or (losses) (realized/unrealized)
included in earnings	985	—
included in other comprehensive income	1,212	805
Sale	(2,550)	—

Balance at end of year	$3,939	$4,744

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

Realized and Unrealized Gains (or Losses) Included In The Consolidated Financial Statements for Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs Level Three

Realized and unrealized gains (or losses) included in the consolidated financial statements for 2012, 2013 and 2014 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated financial statements as follows:

(in US$ thousands)	Gain on sales of marketable securities	Impairment loss on marketable securities and investments
Total gains (losses) included in earnings
for 2012	$3,370	$(493)
for 2013	985	—
for 2014	—	—

Change in unrealized gains (losses) relating to assets still held at the reporting date
for 2012	$—	$(493)
for 2013	—	—
for 2014	—	—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash equivalents - time deposits	$—	$12,112	$—	$12,112
Restricted cash - time deposits	—	8,991	—	8,991
Marketable securities - current
Open-end fund	318	—	—	318
Equity securities	29,022	—	—	29,022
Marketable securities - noncurrent
Debt securities	—	—	4,744	4,744

	$29,340	$21,103	$4,744	$55,187

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash equivalents - time deposits	$—	$14,638	$—	$14,638
Marketable securities - current
Open-end fund	336	—	—	336
Equity securities	21,124	—	—	21,124
Marketable securities - noncurrent
Debt securities	—	2,109	3,939	6,048

	$21,460	$16,747	$3,939	$42,146

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2013 and 2014 are summarized as below:

(in US$ thousands)	Fair Value measurement Using				Total Impairment Losses
	Level 1	Level 2	Level 3	Year Ended December 31, 2014
Assets
(a) Property, plant and equipment - Information and communication equipment	$—	$—	$—	$—	$28
(c) Intangible assets - Capitalized software cost	—	—	—	—	115
(d) Prepaid licensing and royalty fees	—	—	3,033	3,033	1,259

Total	$—	$—	$3,033	$3,033	$1,402

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2013	Total Impairment Losses
(b) Goodwill - Resulting from acquisition of FunTown and FingerRockz	$—	$—	$—	$—	$17,054
(c) Intangible assets - Trade name and Capitalized software cost	—	—	—	—	13,251
(d) Prepaid licensing and royalty fees	—	—	—	—	2,752

Total	$—	$—	$—	$—	$33,057

(a)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2014, we recognized an impairment loss of $28 thousand against our information and communication equipment. The impairment charges are included in operating expenses within “impairment losses on property, plant and equipment” in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, and other cash flow model - related assumptions.

(b)	Impairment losses on goodwill which was determined to be impaired:

The fair value of the Asian online game reporting unit was determined based on the present value of estimated future net cash flows discounted at the weighted average cost of capital. In 2013, due to a continued slowdown in demand for our causal online games and the loss of a key licensed game, we experienced significant decline in revenues and negative operating margin in Taiwan from our previous future cash flow expectations from this reporting unit. Further, in the Fall of 2013 we went through an internal restructuring of our operations and made a business decision to transition from PC-based games to browser/mobile games and social casino games. Also our market capitalization had also fallen below our net book value based on the quoted market price of our common stock for a sustained period of time. Based on these qualitative factors, we determined it was more likely than not the revised fair value of this reporting unit may be less than its carrying value, and the related recovery the remaining goodwill could be impaired. Using the same methodology as in the past to determine the estimated fair value of this reporting unit, we developed our expected future net cash flows based on historical data and internal developed estimates as part of our updated long-term strategic plan and included a terminal value of $0. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 28% and a weighted average cost of capital to discount these expected future cash flows of 13%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $0. Consequently, a goodwill impairment charge of $17.0 million was recognized in 2013.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2013, the trade name arising from the acquisition of FunTown and certain capitalized software development costs were fully written down, resulting in impairment charges of $13.3 million, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge for the Trade name of FunTown is a result of our repositioning of it as described above, while the impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

In 2014, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $115 thousand, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items.

(d)	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2013 and 2014, certain prepaid licensing and royalty fees were written down to $0 and $3.0 million, respectively, resulting in impairment charges of $2.8 million and $1.3 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.